Long-Term Debt - Narrative (Details) $ in Millions, $ in Millions	1 Months Ended	6 Months Ended
	Nov. 30, 2022 CAD ($)	Jun. 30, 2023 CAD ($)	May 31, 2023 CAD ($)	May 31, 2023 USD ($)	Apr. 30, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
Short-form base shelf prospectus, life	25 months
Short-form base shelf prospectus, principal amount, up to	$ 2,000
Short-form base shelf prospectus, remaining amount available		$ 2,000
Maximum borrowing capacity		$ 5,997				$ 5,850
ITC | Unsecured Committed Revolving Credit Facilities
Debt Instrument [Line Items]
Maximum borrowing capacity					$ 1,000		$ 900
Corporate And Other - Credit Facilities | Unsecured Committed Revolving Credit Facilities
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 1,300
Corporate And Other - Credit Facilities | Unsecured Non-revolving Facility, 2024 Maturity
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 500
No one bank | Bank concentration risk | Credit facility
Debt Instrument [Line Items]
Concentration risk percentage		20.00%
Committed facilities with maturities ranging from 2023 through 2028
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 5,700